Stockholder Payable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' payable balance outstanding	$ 5,575,000	$ 4,470,000
Chairperson and President [Member]
Proceeds from related party	1,123,000	1,243,000
Refund to related party	$ 18,000	$ 144,000